Note 3 - Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2024	2023
Prepaid clinical trial costs (current portion)	$1,524,813	$1,282,746
Prepaid insurance premiums	220,675	110,695
Prepaid rent	13,045	13,045
Other prepaid expenses	10,000	26,667
Total prepaid expenses	$1,768,533	$1,433,153

Property, Plant and Equipment [Table Text Block]
	2024	2023
Equipment and furnishings	$795,411	$774,758
Leasehold improvements	115,605	115,605
Total property and equipment	911,016	890,363
Accumulated depreciation and amortization	(761,042)	(680,674)
Total property and equipment, net	$149,974	$209,689

Schedule of Other Assets [Table Text Block]
	2024	2023
Prepaid clinical trial costs (noncurrent portion)	$-	$1,106,778
Prepaid technology license fees	60,000	70,000
Deposits	11,010	11,010
Total other assets	$71,010	$1,187,788

Schedule of Accrued Liabilities [Table Text Block]
	2024	2023
Payroll-related liabilities	$986,691	$114,337
Other accrued expenses	270,881	602,594
Total accrued expenses	$1,257,572	$716,931